Shareholders' Equity	12 Months Ended
Dec. 31, 2011
Shareholders' Equity
Shareholders' Equity
NOTE 12:-	SHAREHOLDERS' EQUITY

a.	The Company's shares are listed for trading on the NASDAQ National Market and on the Tel-Aviv Stock Exchange.

b.	Shareholders' rights:

The Ordinary shares confer upon the holders rights to receive notice to participate and vote in general meetings of the Company, to receive dividends, if and when declared and to receive, upon liquidation, a pro rata share of any remaining assets.

c.	Share options:

The Company has six stock option plans under which 34,886,495 Ordinary shares were reserved for issuance.

In 2006, the Company adopted the 2006 shares options plan ("the 2006 Plan"). Under the 2006 Plan, the Company may grant restricted share units ("RSU"), restricted shares, options and other equity awards to employees, directors, consultants, advisers and service providers of the Company and its subsidiaries.

Pursuant to the 2006 Plan, 1,500,000 Ordinary shares were initially reserved for issuance upon the exercise of awards granted under the 2006 Plan. The number of Ordinary shares available for issuance under the 2006 Plan shall be reset annually on April 1 of each year to equal 4% of the total outstanding shares as of such reset date. The Company also grants its options under 2002 Plan. Options that are cancelled or forfeited become available for future grants. RSUs vest over a three year period of employment and may be subject to performance criteria. RSUs that are cancelled or forfeited become available for future grants.

During 2009, 2010 and 2011, the Company did not grant any performance based options. The Company did not record compensation expenses for 963,000 performance based options that were granted during 2008 since as of December 31, 2011, the Company did not reach the performance targets and the plan was canceled. During 2011, 174,000 performance based options were forfeited.

Under the terms of the Company's plans, options generally vest ratably over a period of up to four years, commencing on the date of grant. The options expire no later than 6 years from the date of grant (under the old plans the options expired after 10 years), and are non-transferable, except under the laws of succession. Each option may be exercised to purchase one Ordinary share for an exercise price that is generally equal to the fair market value of the underlying share on the date of grant. Part of the options under the 2006 plan were granted at par value.

As of December 31, 2011, 9,212,839 Ordinary shares of the Company are still available for future grants under the various option plans.

A summary of option activity under the Company's stock option plans as of December 31, 2011 and changes during year than ended are as follows:

	Year ended December 31, 2011
	Amount of options	Weighted average remaining contractual term (in years)	Weighted average exercise price	Aggregate intrinsic value

Options outstanding at beginning of year	11,178,511	3.68	$5.55	$4,938
Changes during the year:
Granted	1,771,573		$1.49
Exercised	(118,065)		$0.08
Forfeited or cancelled	(3,518,691)		$5.60

Options outstanding at end of year	9,313,328	2.95	$4.83	$1,447

Options vested or expected to vest	8,233,146	2.66	$5.26	$1,214
Options exercisable at end of year	6,164,768	2.00	$6.51	$459

The weighted-average grant-date fair value of options granted during the years ended December 31, 2009, 2010 and 2011 was $ 4.95, $ 2.44 and $ 0.92, respectively. The weighted-average fair value of the options vested during the year ended December 31, 2011 was $ 2.81. The total intrinsic value for the options exercised for the years ended December 31, 2009, 2010 and 2011 was, $ 436, $ 169 and $ 107, respectively.

As of December 31, 2011, there was approximately $ 4,003 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Company's stock option plans. That cost is expected to be recognized over the next 3 years.

The options outstanding as of December 31, 2011, have been separated into ranges of exercise prices, as follows:

Exercise price (range)	Options outstanding as of December 31, 2011	Weighted average remaining contractual life (years)	Weighted average exercise price	Options exercisable as of December 31, 2011	Remaining contractual life (years for exercisable options)	Weighted average exercise price

$0-0.003	1,579,466	4.13	0.003	506,345	3.15	0.003
$0.84-1.17	320,500	6.27	0.94	-	-	-
$1.49-2.19	2,017,323	3.32	1.99	1,044,174	1.42	2.04
$2.57-3.74	1,332,018	2.67	3.13	855,060	2.18	3.16
$3.88-5.80	939,900	3.66	4.53	655,900	3.38	4.80
$6.39-9.58	1,407,781	1.58	8.02	1,386,949	1.56	8.03
$10.24-15.404	1,716,340	1.75	12.22	1,716,340	1.75	12.22

	9,313,328			6,164,768

A summary of the status of the Company's restricted shares units and options granted at par-value as of December 31, 2011, and changes during the year ended December 31, 2011, are presented below:

Unvested restricted share units and options at par value	Number of restricted share units and options at par value	Weighted average grant date fair value

Non vested at January 1, 2011	1,667,470	$4.01

Granted	250,000	$0.99
Vested	(607,231)	$4.28
Forfeited	(237,118)	$5.40

Non vested at December 31, 2011	1,073,121	$2.81

The total fair value of shares vested during the years ended December 31, 2009, 2010 and 2011 was $257, $358 and $932 respectively.

d.	Dividends:

In the event that cash dividends are declared in the future, such dividends will be paid in NIS. The Company's Board of Directors has determined that tax exempt income if any, will not be distributed as dividends.